Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 28,052	$ 227,051
Less: allowance for credit losses		(7)
Accounts receivable, net	$ 28,052	$ 227,044